INVESTMENT MANAGERS SERIES TRUST
803 W. Michigan Street
Milwaukee, Wisconsin  53233

January 13, 2012

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”)
File No. 333-122901
on behalf of Chartwell Small Cap Value Fund

The Trust is filing Post-Effective Amendment No. 203 to its Registration Statement under Rule 485(a) (1) to create an additional class of shares titled “Class I” to the Chartwell Small Cap Value Fund.   This Post-Effective Amendment filing is substantially similar in all material respects (e.g., identical investment objective and principal investment strategies), to the previously filed Post-Effective Amendment No.  188 filed under Rule 485(b) on November 9, 2011 for the purpose of establishing Chartwell Small Cap Value Fund as a new series of the Trust.

Please direct your comments to the undersigned at (626) 914-1041.  Thank you.

Sincerely,

/s/Rita Dam

Rita Dam
Investment Managers Series Trust
Treasurer